Issued Capital and Reserves - Impact of Share Split (Details) - shares	1 Months Ended	9 Months Ended
	Feb. 28, 2021	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Common shares issued and outstanding beginning		180,460,565
Share option exercises		845,091
Treasury Shares		(3,032)
Common shares issued and outstanding ending		187,052,624
Follow on Public Offering
Disclosure of classes of share capital [line items]
Capital Investment	5,000,000	5,750,000